Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Bond-Debenture Fund

For the period ended September 30, 2024

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 112.02%

ASSET-BACKED SECURITIES 2.46%

Automobiles 0.80%
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	$3,953,431	$3,918,895
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%	1/18/2028	8,575,000	8,607,484
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%	5/15/2029	9,487,000	9,599,180
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	4,181,938	4,181,927
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	37,765,000	38,872,443
Santander Drive Auto Receivables Trust Series 2024-4 Class B	4.93%	9/17/2029	29,970,000	30,231,848
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%	9/15/2027	58,047,000	57,571,589
Westlake Automobile Receivables Trust Series 2024-1 Class D†	6.02%	10/15/2029	24,860,000	25,567,222
Total				178,550,588

Credit Card 0.07%
Genesis Sales Finance Master Trust Series 2021-AA Class A†	1.20%	12/21/2026	15,819,592	15,663,173

Other 1.59%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%	1/18/2028	29,485,000	29,611,523
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%	9/15/2028	32,960,000	33,648,511
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%	2/15/2029	15,815,000	16,030,638
Cherry Securitization Trust Series 2024-1A Class A†(a)	5.70%	4/15/2032	27,870,000	27,939,842
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%	1/20/2031	15,136,970	15,392,600
Driven Brands Funding LLC Series 2019-1A Class A2†	4.641%	4/20/2049	14,118,300	13,997,878
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%	1/20/2051	8,887,650	8,383,061
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%	10/20/2054	13,345,000	13,891,262

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Gracie Point International Funding Series 2023-1A Class A†	7.319% (90 day USD SOFR Average + 1.95%)	#	9/1/2026	$30,652,106	$30,849,089
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	6,512,275	6,746,461
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	21,423,307	21,023,246
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	6.253% (3 mo. USD Term SOFR + 1.50%)	#	12/22/2031	30,482,000	30,548,841
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	9,858,667	10,131,401
Subway Funding LLC Series 2024-1A Class A23†	6.505%		7/30/2054	12,435,000	12,941,766
Subway Funding LLC Series 2024-1A Class A2II†	6.268%		7/30/2054	14,055,000	14,558,945
Subway Funding LLC Series 2024-3A Class A23†	5.914%		7/30/2054	14,035,000	14,104,023
Subway Funding LLC Series 2024-3A Class A2II†	5.566%		7/30/2054	14,035,000	14,099,541
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	25,137,339	21,830,288
Wingstop Funding LLC Series 2022-1A Class A2†	3.734%		3/5/2052	11,919,925	11,312,991
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	4,655,000	4,898,514
Total					351,940,421
Total Asset-Backed Securities (cost $542,447,179)					546,154,182

				Shares

COMMON STOCKS 6.09%

Aerospace & Defense 0.32%
AeroVironment, Inc.*				118,995	23,858,498
HEICO Corp.				87,369	22,845,246
Rolls-Royce Holdings PLC*(b)				3,339,468	23,635,050
Total					70,338,794

Air Freight & Logistics 0.22%
CH Robinson Worldwide, Inc.				101,140	11,162,822
JD Logistics, Inc.†*(b)				21,278,405	37,460,991
Total					48,623,813

Automobile Components 0.03%
Chassix Holdings, Inc.*				1,771,845	7,308,858

Automobiles 0.15%
Ferrari NV (Italy)(c)				69,786	32,807,096

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Share	Fair Value
Broadline Retail 0.31%
Coupang, Inc.*	891,712	$21,891,530
eBay, Inc.	363,096	23,641,181
MercadoLibre, Inc. (Uruguay)*(c)	10,817	22,196,051
Total		67,728,762

Capital Markets 0.53%
Cohen & Steers, Inc.	235,170	22,564,561
Houlihan Lokey, Inc.	143,929	22,743,661
Interactive Brokers Group, Inc. Class A	169,339	23,599,083
Moody’s Corp.	47,551	22,567,229
TPG, Inc.	437,412	25,177,435
Total		116,651,969

Commercial Services & Supplies 0.10%
Cintas Corp.	108,663	22,371,538

Communications Equipment 0.11%
Arista Networks, Inc.*	61,149	23,470,209

Construction & Engineering 0.11%
EMCOR Group, Inc.	54,093	23,288,659

Construction Materials 0.10%
Eagle Materials, Inc.	78,082	22,460,287

Consumer Staples Distribution & Retail 0.20%
Casey’s General Stores, Inc.	58,321	21,911,783
Costco Wholesale Corp.	25,096	22,248,106
Total		44,159,889

Containers & Packaging 0.10%
International Paper Co.	468,452	22,883,880

Diversified Consumer Services 0.10%
Duolingo, Inc.*	82,324	23,217,014

Electrical Equipment 0.11%
GE Vernova, Inc.*	92,657	23,625,682

Electric-Generation 0.00%
Frontera Generation Holdings LLC*	125,994	149,618

Electronic Equipment, Instruments & Components 0.11%
Coherent Corp.*	272,824	24,256,782

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Share	Fair Value
Entertainment 0.33%
Netflix, Inc.*	32,915	$23,345,622
Sea Ltd. ADR*	278,456	26,252,832
Spotify Technology SA (Sweden)*(c)	64,280	23,689,108
Total		73,287,562

Financial Services 0.11%
PayPal Holdings, Inc.*	301,047	23,490,697

Ground Transportation 0.07%
U-Haul Holding Co.*	208,422	16,148,537

Health Care Equipment & Supplies 0.30%
Boston Scientific Corp.*	261,862	21,944,036
Glaukos Corp.*	173,503	22,603,971
Intuitive Surgical, Inc.*	45,402	22,304,640
Total		66,852,647

Health Care Providers & Services 0.06%
Universal Health Services, Inc. Class B	62,813	14,384,805

Hotels, Restaurants & Leisure 0.10%
Flutter Entertainment PLC (Ireland)*(c)	96,890	22,990,059

Industrial Conglomerates 0.12%
3M Co.	199,544	27,277,665

Information Technology Services 0.20%
Gartner, Inc.*	43,272	21,928,519
International Business Machines Corp.	105,355	23,291,883
Total		45,220,402

Insurance 0.10%
Progressive Corp.	88,019	22,335,701

Interactive Media & Services 0.32%
Meta Platforms, Inc. Class A	41,394	23,695,581
Tencent Holdings Ltd.(a)(b)	852,100	47,380,884
Total		71,076,465

Machinery 0.31%
Cummins, Inc.	70,561	22,846,946
Parker-Hannifin Corp.	37,157	23,476,536
Westinghouse Air Brake Technologies Corp.	127,474	23,170,949
Total		69,494,431

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Share	Fair Value
Metals & Mining 0.29%
Agnico Eagle Mines Ltd.(b)	404,398	$32,577,294
Kinross Gold Corp.(b)	3,367,381	31,546,244
Total		64,123,538

Miscellaneous Financials 0.02%
Utex Industries*	113,840	4,477,726

Multi-Utilities 0.10%
Public Service Enterprise Group, Inc.	260,499	23,239,116

Personal Care Products 0.04%
Gibson Brands Private Equity*	106,902	8,151,278

Professional Services 0.11%
Parsons Corp.*	230,467	23,894,819

Real Estate Management & Development 0.23%
Jones Lang LaSalle, Inc.*	84,672	22,845,352
KE Holdings, Inc. ADR	1,364,259	27,162,397
Total		50,007,749

Retail REITS 0.11%
Brixmor Property Group, Inc.	860,723	23,979,743

Software 0.26%
AppLovin Corp. Class A*	178,742	23,334,768
Fair Isaac Corp.*	17,104	33,241,966
Total		56,576,734

Specialized REITS 0.10%
Iron Mountain, Inc.	190,955	22,691,183

Specialty Retail 0.00%
Claire’s Holdings LLC*	15,164	45,493	(d)

Textiles, Apparel & Luxury Goods 0.20%
Gildan Activewear, Inc. (Canada)(c)	484,493	22,824,465
On Holding AG Class A (Switzerland)*(c)	433,695	21,749,805
Total		44,574,270

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*	28,712	1,363,820
Total Common Stocks (cost $1,268,560,453)		1,349,027,290

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 74.21%

Advertising 0.19%
Clear Channel Outdoor Holdings, Inc.†	7.875%	4/1/2030	$20,413,000	$21,362,939
Clear Channel Outdoor Holdings, Inc.†	9.00%	9/15/2028	20,178,000	21,467,334
Total				42,830,273

Aerospace/Defense 1.57%
BAE Systems PLC (United Kingdom)†(c)	5.25%	3/26/2031	8,946,000	9,302,210
Boeing Co.	5.15%	5/1/2030	21,720,000	21,779,513
Boeing Co.	5.805%	5/1/2050	42,883,000	41,457,063
Boeing Co.†	6.528%	5/1/2034	12,609,000	13,537,557
Bombardier, Inc. (Canada)†(c)(e)	7.50%	2/1/2029	34,016,000	36,021,617
HEICO Corp.	5.35%	8/1/2033	13,525,000	14,067,646
RTX Corp.	5.15%	2/27/2033	16,813,000	17,485,534
Spirit AeroSystems, Inc.(e)	4.60%	6/15/2028	34,907,000	33,384,416
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	13,085,000	14,211,645
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	23,677,000	26,429,451
TransDigm, Inc.	4.625%	1/15/2029	58,913,000	56,942,095
TransDigm, Inc.†	6.00%	1/15/2033	32,038,000	32,515,841
Triumph Group, Inc.†	9.00%	3/15/2028	29,889,000	31,325,627
Total				348,460,215

Agriculture 0.69%
BAT Capital Corp.	7.75%	10/19/2032	20,427,000	24,181,708
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	20,171,000	20,986,661
JT International Financial Services BV (Netherlands)†(c)	6.875%	10/24/2032	12,475,000	14,244,442
Philip Morris International, Inc.	5.125%	2/13/2031	17,297,000	17,983,585
Viterra Finance BV (Netherlands)†(c)	2.00%	4/21/2026	24,125,000	23,177,901
Viterra Finance BV (Netherlands)†(c)	3.20%	4/21/2031	27,334,000	25,066,168
Viterra Finance BV (Netherlands)†(c)(e)	5.25%	4/21/2032	27,102,000	27,551,565
Total				153,192,030

Airlines 2.19%
Air Canada (Canada)†(c)	3.875%	8/15/2026	33,031,000	32,191,715
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	23,881,487	23,882,094
American Airlines Pass-Through Trust Class AA(e)	3.00%	4/15/2030	11,377,968	10,726,126
American Airlines, Inc.†(e)	7.25%	2/15/2028	16,554,000	16,959,844
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	122,306,103	122,204,295

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Airlines (continued)
Azul Secured Finance LLP†	11.50%		5/28/2029		$38,391,638	$24,365,234
Azul Secured Finance LLP†	11.93%		8/28/2028		24,643,000	23,916,771
British Airways Pass-Through Trust Class AA (United Kingdom)†(c)(e)	3.30%		6/15/2034		12,340,360	11,587,263
British Airways Pass-Through Trust Class A (United Kingdom)†(c)	4.25%		5/15/2034		9,173,101	8,808,118
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028		29,635,081	29,608,743
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	11.00%		4/15/2029		35,364,993	35,542,525
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031		30,558,000	32,216,994
JetBlue Pass-Through Trust Class A	2.95%		11/15/2029		10,588,380	9,544,325
JetBlue Pass-Through Trust Class B	8.00%		11/15/2027		16,615,199	17,026,126
United Airlines Pass-Through Trust Class AA	5.45%		8/15/2038		22,545,000	23,550,245
United Airlines Pass-Through Trust Class A	5.80%		7/15/2037		23,508,740	24,764,793
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029		24,032,261	24,549,089
United Airlines, Inc.†	4.625%		4/15/2029		14,775,000	14,286,229
Total						485,730,529

Auto Manufacturers 0.43%
Allison Transmission, Inc.†	3.75%		1/30/2031		37,678,000	34,284,699
Aston Martin Capital Holdings Ltd. (United Kingdom)†(c)	10.00%		3/31/2029		20,854,000	20,482,765
General Motors Financial Co., Inc.(e)	5.45%		9/6/2034		18,018,000	17,970,672
Jaguar Land Rover Automotive PLC (United Kingdom)†(c)(e)	5.875%		1/15/2028		23,500,000	23,441,758
Total						96,179,894

Auto Parts & Equipment 0.28%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028		19,552,000	20,168,064
Real Hero Merger Sub 2, Inc.†(e)	6.25%		2/1/2029		3,609,000	3,142,369
ZF North America Capital, Inc.†	6.875%		4/14/2028		21,422,000	21,642,002
ZF North America Capital, Inc.†	7.125%		4/14/2030		15,278,000	15,848,847
Total						60,801,282

Banks 6.29%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		34,400,000	30,118,707
Akbank TAS (Turkey)†(c)	9.369% (5 yr. CMT + 5.27%)	#	–	(f)	24,524,000	25,466,016

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(c)	5.50% (5 yr. CMT + 4.55%)		10/26/2031		$51,057,000	$1	(g)
ANZ Bank New Zealand Ltd. (New Zealand)†(c)	5.898% (5 yr. CMT + 1.50%)	#	7/10/2034		17,739,000	18,362,972
Associated Banc-Corp.	6.455% (SOFR + 3.03%)	#	8/29/2030		21,624,000	22,237,670
Australia & New Zealand Banking Group Ltd. (Australia)†(c)(e)	6.742%		12/8/2032		49,324,000	54,883,248
Banco de Credito e Inversiones SA (Chile)†(c)	8.75% (5 yr. CMT + 4.94%)	#	–	(f)	20,008,000	21,556,868
Banco Santander SA (Spain)(c)	8.00% (5 yr. CMT + 3.91%)	#	–	(f)	13,400,000	14,252,307
Bancolombia SA (Colombia)(c)	8.625% (5 yr. CMT + 4.32%)	#	12/24/2034		22,632,000	24,312,992
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027		22,014,000	21,038,666
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%)	#	10/1/2031		39,957,000	32,964,525
BankUnited, Inc.	4.875%		11/17/2025		24,108,000	23,969,482
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039		41,628,000	44,154,320
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%)	#	6/29/2038		22,233,000	24,259,137
BNP Paribas SA (France)†(c)	5.894% (SOFR + 1.87%)	#	12/5/2034		22,387,000	24,178,139
CaixaBank SA (Spain)†(c)	6.208% (SOFR + 2.70%)	#	1/18/2029		50,923,000	53,343,176
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030		20,706,000	21,546,418
Credit Agricole SA (France)†(c)(e)	4.75% (5 yr. CMT + 3.24%)	#	–	(f)	60,097,000	55,668,650
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028		22,215,000	22,132,813
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026		24,645,000	24,728,649
Danske Bank AS (Denmark)(c)	7.00% (7 yr. CMT + 4.13%)	#	–	(f)	21,255,000	21,361,801
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%)	#	12/1/2032		22,540,000	22,241,155

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Deutsche Bank AG	6.72% (SOFR + 3.18%)	#	1/18/2029		$42,171,000	$44,653,494
Deutsche Bank AG	7.079% (SOFR + 3.65%)	#	2/10/2034		54,127,000	58,323,309
Fifth Third Bancorp	4.895% (SOFR + 1.49%)	#	9/6/2030		18,018,000	18,251,906
First Republic Bank	4.375%		8/1/2046		20,817,000	676,553
First Republic Bank	4.625%		2/13/2047		15,410,000	423,775
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		50,320,000	52,632,493
Freedom Mortgage Corp.†	12.00%		10/1/2028		19,295,000	21,094,394
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%)	#	1/30/2032		22,552,000	18,943,680
HSBC Holdings PLC (United Kingdom)(c)	6.375% (5 yr. USD ICE Swap + 4.37%)	#	–	(f)	31,955,000	32,037,508
HSBC Holdings PLC (United Kingdom)(c)	6.95% (5 yr. CMT + 3.19%)	#	–	(f)	21,818,000	22,527,422
Lloyds Banking Group PLC (United Kingdom)(c)	5.871% (1 yr. CMT + 1.70%)	#	3/6/2029		20,198,000	21,075,465
Lloyds Banking Group PLC (United Kingdom)(c)	6.702% (SOFR + 1.56%)	#	8/7/2027		24,531,000	24,863,119
Macquarie Bank Ltd. (United Kingdom)(c)	6.125% (5 yr. USD Swap + 3.70%)	#	–	(f)	10,748,000	10,933,704
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)(e)	8.20% (5 yr. CMT + 3.29%)	#	–	(f)	11,325,000	12,528,055
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026		33,670,000	34,674,176
NatWest Group PLC (United Kingdom)(c)	8.125% (5 yr. CMT + 3.75%)	#	–	(f)	22,107,000	24,172,501
Nordea Bank Abp (Finland)†(c)	6.30% (5 yr. CMT + 2.66%)	#	–	(f)	12,996,000	12,912,710
Regions Financial Corp.	5.502% (SOFR + 2.06%)	#	9/6/2035		18,018,000	18,342,658
Societe Generale SA (France)†(c)	6.066% (1 yr. CMT + 2.10%)	#	1/19/2035		20,817,000	21,722,844
Standard Chartered PLC (United Kingdom)†(c)(e)	6.097% (1 yr. CMT + 2.10%)	#	1/11/2035		17,680,000	19,029,387

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Standard Chartered PLC (United Kingdom)†(c)	7.767% (1 yr. CMT + 3.45%)	#	11/16/2028		$40,170,000	$43,854,791
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	6.60% (5 yr. CMT + 2.28%)	#	–	(f)	12,726,000	13,421,832
SVB Financial Group(h)	Zero Coupon (5 yr. CMT + 3.07%)		–	(f)	78,029,000	292,609
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030		20,679,000	21,480,103
UBS Group AG (Switzerland)†(c)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029		66,016,000	64,604,802
UBS Group AG (Switzerland)†(c)	9.25% (5 yr. CMT + 4.75%)	#	–	(f)	24,151,000	26,761,747
UBS Group AG (Switzerland)†(c)	9.25% (5 yr. CMT + 4.76%)	#	–	(f)	13,301,000	15,719,574
UniCredit SpA (Italy)†(c)	7.296% (5 yr. USD ICE Swap + 4.91%)	#	4/2/2034		45,208,000	48,202,537
Webster Financial Corp.	4.10%		3/25/2029		34,898,000	33,734,407
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		36,659,000	33,810,229
Yapi ve Kredi Bankasi AS (Turkey)†(c)	9.25% (5 yr. CMT + 5.28%)	#	1/17/2034		19,391,000	20,701,240
Total						1,395,180,736

Beverages 0.25%
Bacardi Ltd.†	4.70%		5/15/2028		16,884,000	16,890,331
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		14,731,000	15,119,749
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(c)	5.25%		4/27/2029		22,947,000	22,336,185
Total						54,346,265

Building Materials 1.48%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		27,943,000	17,362,760
Builders FirstSource, Inc.†	4.25%		2/1/2032		22,175,000	20,515,780
Builders FirstSource, Inc.†	6.375%		6/15/2032		21,666,000	22,476,438
Camelot Return Merger Sub, Inc.†(e)	8.75%		8/1/2028		8,862,000	8,976,878
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		3,614,000	3,715,456
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		77,265,000	79,764,137
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		22,442,000	23,422,536
Griffon Corp.	5.75%		3/1/2028		16,769,000	16,572,970
Masterbrand, Inc.†	7.00%		7/15/2032		21,166,000	22,199,367

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Building Materials (continued)
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030	$34,251,000	$33,354,615
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†(e)	9.50%	4/15/2030	10,830,000	10,567,260
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	27,426,000	27,553,147
St. Mary’s Cement, Inc. (Canada)†(c)	5.75%	4/2/2034	7,859,000	8,091,194
Standard Industries, Inc.†	4.375%	7/15/2030	18,055,000	17,102,286
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%	1/15/2031	15,400,000	16,328,220
Total				328,003,044

Chemicals 1.85%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028	66,304,000	33,143,191
Cabot Corp.	5.00%	6/30/2032	32,395,000	32,862,618
Celanese U.S. Holdings LLC	6.165%	7/15/2027	38,493,000	39,900,923
FMC Corp.	6.375%	5/18/2053	21,198,000	22,733,405
INEOS Finance PLC (United Kingdom)†(c)	7.50%	4/15/2029	20,776,000	21,734,542
Ingevity Corp.†	3.875%	11/1/2028	24,342,000	22,880,949
OCI NV (Netherlands)†(c)	6.70%	3/16/2033	22,392,000	23,482,551
OCP SA (Malaysia)†(c)	3.75%	6/23/2031	43,718,000	39,331,882
Olin Corp.	5.00%	2/1/2030	22,985,000	22,471,607
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031	27,168,000	28,296,559
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	21,862,000	21,097,541
SCIH Salt Holdings, Inc.†(e)	6.625%	5/1/2029	22,357,000	21,518,937
SK Invictus Intermediate II SARL (Luxembourg)†(c)	5.00%	10/30/2029	31,346,000	30,122,631
Solvay Finance America LLC†	5.65%	6/4/2029	26,953,000	28,083,166
WR Grace Holdings LLC†	5.625%	8/15/2029	23,439,000	22,041,759
Total				409,702,261

Coal 0.18%
SunCoke Energy, Inc.†	4.875%	6/30/2029	24,865,000	22,570,483
Warrior Met Coal, Inc.†	7.875%	12/1/2028	17,451,000	18,133,491
Total				40,703,974

Commercial Services 1.69%
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.00%	7/30/2027	15,278,000	14,636,331
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.20%	8/4/2027	10,187,000	9,845,986
Allied Universal Holdco LLC†	7.875%	2/15/2031	22,654,000	23,160,249
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(e)	6.00%	6/1/2029	36,653,000	32,790,840

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(c)	4.625%	6/1/2028	$24,282,000	$22,806,883
Ashtead Capital, Inc.†	4.25%	11/1/2029	12,898,000	12,556,265
Ashtead Capital, Inc.†	5.50%	8/11/2032	19,088,000	19,539,981
Ashtead Capital, Inc.†	5.80%	4/15/2034	9,216,000	9,637,461
Block, Inc.†	6.50%	5/15/2032	37,156,000	38,737,657
Brink’s Co.†	4.625%	10/15/2027	15,353,000	15,133,738
CoreCivic, Inc.	8.25%	4/15/2029	22,853,000	24,210,102
Garda World Security Corp. (Canada)†(c)	7.75%	2/15/2028	14,444,000	14,990,315
GEO Group, Inc.	8.625%	4/15/2029	31,106,000	32,362,185
GXO Logistics, Inc.	2.65%	7/15/2031	25,082,000	21,409,368
GXO Logistics, Inc.	6.25%	5/6/2029	20,719,000	21,815,540
Hertz Corp.†	Zero Coupon	10/15/2024	16,775,000	796,812
Hertz Corp.†	Zero Coupon	1/15/2028	33,436,000	5,851,300
ITR Concession Co. LLC†	5.183%	7/15/2035	12,438,000	11,509,976
Quanta Services, Inc.	5.25%	8/9/2034	21,482,000	21,973,970
Wand NewCo 3, Inc.†	7.625%	1/30/2032	20,137,000	21,228,184
Total				374,993,143

Computers 1.31%
Amentum Escrow Corp.†	7.25%	8/1/2032	13,826,000	14,441,921
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	22,263,000	21,608,454
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	83,075,000	76,963,613
Gartner, Inc.†	3.625%	6/15/2029	34,280,000	32,748,061
McAfee Corp.†	7.375%	2/15/2030	46,024,000	44,934,966
NCR Atleos Corp.†	9.50%	4/1/2029	28,708,000	31,626,714
NCR Voyix Corp.†	5.125%	4/15/2029	22,314,000	21,854,855
NetApp, Inc.	2.70%	6/22/2030	10,143,000	9,214,485
Seagate HDD Cayman (Cayman Islands)(c)(e)	8.25%	12/15/2029	13,411,000	14,570,739
Western Digital Corp.	3.10%	2/1/2032	27,000,000	23,271,610
Total				291,235,418

Cosmetics/Personal Care 0.19%
Perrigo Finance Unlimited Co. (Ireland)(c)	4.90%	6/15/2030	24,024,000	23,415,926
Perrigo Finance Unlimited Co. (Ireland)(c)	6.125%	9/30/2032	17,993,000	18,144,051
Total				41,559,977

Distribution/Wholesale 0.53%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	24,375,000	23,475,497
H&E Equipment Services, Inc.†	3.875%	12/15/2028	22,711,000	21,342,060

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Distribution/Wholesale (continued)
LKQ Corp.	6.25%		6/15/2033		$27,041,000	$28,690,717
Ritchie Bros Holdings, Inc.†	7.75%		3/15/2031		21,911,000	23,362,823
Windsor Holdings III LLC†	8.50%		6/15/2030		19,929,000	21,342,524
Total						118,213,621

Diversified Financial Services 3.19%
AG Issuer LLC†	6.25%		3/1/2028		24,003,000	23,487,130
Aircastle Ltd.†	6.50%		7/18/2028		22,558,000	23,673,250
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%)	#	–	(f)	24,356,000	21,300,912
Ally Financial, Inc.	6.70%		2/14/2033		44,941,000	45,989,771
Apollo Management Holdings LP†	4.872%		2/15/2029		21,208,000	21,549,963
ARES Management Corp.	6.375%		11/10/2028		22,294,000	23,988,817
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026		21,633,000	21,417,662
Coinbase Global, Inc.†	3.375%		10/1/2028		39,479,000	35,502,717
Coinbase Global, Inc.†	3.625%		10/1/2031		11,267,000	9,556,376
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		21,211,000	21,833,713
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		32,352,000	33,655,009
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(c)(h)	Zero Coupon (3 mo. USD LIBOR + 5.75%)		1/15/2015		15,000,000	0	(g)(i)
ILFC E-Capital Trust I†	6.565% (3 mo. USD Term SOFR + 1.81%)	#	12/21/2065		21,956,000	17,406,647
ILFC E-Capital Trust II†	6.815% (3 mo. USD Term SOFR + 2.06%)	#	12/21/2065		16,288,000	13,080,153
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029		18,510,000	17,831,689
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031		29,287,000	31,055,642
LPL Holdings, Inc.†	4.00%		3/15/2029		21,679,000	20,761,382
LPL Holdings, Inc.	6.00%		5/20/2034		22,511,000	23,541,557
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%		3/26/2031		30,187,000	31,884,044
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029		26,261,000	26,724,848
Navient Corp.(e)	5.50%		3/15/2029		22,621,000	21,964,100
Navient Corp.	6.75%		6/15/2026		21,670,000	22,169,559
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		25,846,000	22,616,753
OneMain Finance Corp.	7.50%		5/15/2031		31,059,000	31,998,597
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		8,382,000	8,223,035
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		21,685,000	22,470,040
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		22,745,000	24,273,532

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Synchrony Financial(e)	5.935% (SOFR + 2.13%)	#	8/2/2030		$10,178,000	$10,461,010
Synchrony Financial	7.25%		2/2/2033		51,327,000	53,354,588
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031		24,820,000	26,051,444
Total						707,823,940

Electric 4.11%
AES Corp.	7.60% (5 yr. CMT + 3.20%)	#	1/15/2055		23,360,000	24,581,936
AES Panama Generation Holdings SRL (Panama)(c)	4.375%		5/31/2030		24,273,045	22,034,706
Alpha Generation LLC†	6.75%		10/15/2032		11,077,000	11,240,081
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028		26,506,000	26,343,980
Calpine Corp.†	4.50%		2/15/2028		23,379,000	22,843,013
Calpine Corp.†	4.625%		2/1/2029		74,359,000	71,880,808
Calpine Corp.†	5.125%		3/15/2028		27,994,000	27,625,109
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028		17,565,000	16,972,126
Constellation Energy Generation LLC	5.60%		6/15/2042		21,992,000	22,772,052
Constellation Energy Generation LLC	5.80%		3/1/2033		28,492,000	30,581,178
Constellation Energy Generation LLC	6.25%		10/1/2039		42,389,000	47,493,045
Idaho Power Co.	5.20%		8/15/2034		21,255,000	22,017,611
Interstate Power & Light Co.	5.45%		9/30/2054		18,013,000	18,645,981
Lightning Power LLC†	7.25%		8/15/2032		52,794,000	55,560,247
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030		26,241,869	25,915,921
NRG Energy, Inc.†	7.00%		3/15/2033		28,728,000	31,931,459
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(f)	40,754,000	46,003,686
Pacific Gas & Electric Co.	6.15%		1/15/2033		38,334,000	41,177,710
Palomino Funding Trust I†	7.233%		5/17/2028		44,964,000	48,252,206
PG&E Corp.	5.25%		7/1/2030		22,743,000	22,607,154
PG&E Corp.	7.375% (5 yr. CMT + 3.88%)	#	3/15/2055		21,867,000	22,990,377
Pike Corp.†	5.50%		9/1/2028		21,772,000	21,342,832
Pike Corp.†	8.625%		1/31/2031		15,092,000	16,155,488
Public Service Electric & Gas Co.	5.30%		8/1/2054		22,517,000	23,617,257
Puget Energy, Inc.	4.10%		6/15/2030		26,045,000	25,106,562
Sempra	6.40% (5 yr. CMT + 2.63%)	#	10/1/2054		27,019,000	27,137,394
Talen Energy Supply LLC†	8.625%		6/1/2030		24,852,000	27,105,008
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(f)	21,649,000	22,117,787

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electric (continued)
Vistra Operations Co. LLC†	4.375%	5/1/2029		$77,332,000	$74,909,359
Wisconsin Electric Power Co.	4.60%	10/1/2034		13,145,000	13,181,847
Total					910,143,920

Electronics 0.68%
Allegion U.S. Holding Co., Inc.	5.60%	5/29/2034		13,510,000	14,127,023
EquipmentShare.com, Inc.†	8.625%	5/15/2032		21,214,000	22,282,082
EquipmentShare.com, Inc.†	9.00%	5/15/2028		42,000,000	43,911,966
Flex Ltd.	5.25%	1/15/2032		18,019,000	18,196,035
Imola Merger Corp.†	4.75%	5/15/2029		18,106,000	17,683,334
Trimble, Inc.	6.10%	3/15/2033		31,018,000	33,498,966
Total					149,699,406

Energy-Alternate Sources 0.23%
Topaz Solar Farms LLC†	5.75%	9/30/2039		50,882,659	50,624,536

Engineering & Construction 0.97%
Brand Industrial Services, Inc.†	10.375%	8/1/2030		15,077,000	16,164,067
Fluor Corp.	4.25%	9/15/2028		23,125,000	22,696,596
Heathrow Finance PLC	6.625%	3/1/2031	GBP	32,671,000	43,786,745
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		$27,604,000	28,979,653
Jacobs Engineering Group, Inc.	6.35%	8/18/2028		16,087,000	17,126,427
MasTec, Inc.†	4.50%	8/15/2028		23,035,000	22,639,130
MasTec, Inc.	5.90%	6/15/2029		19,917,000	20,804,362
TAV Havalimanlari Holding AS (Turkey)†(c)	8.50%	12/7/2028		20,581,000	21,672,050
TopBuild Corp.†	4.125%	2/15/2032		23,744,000	21,893,279
Total					215,762,309

Entertainment 1.55%
Boyne USA, Inc.†	4.75%	5/15/2029		23,563,000	22,669,512
Caesars Entertainment, Inc.†(e)	4.625%	10/15/2029		38,882,000	37,010,333
Caesars Entertainment, Inc.†	7.00%	2/15/2030		30,300,000	31,675,044
Churchill Downs, Inc.†	4.75%	1/15/2028		36,115,000	35,436,331
Churchill Downs, Inc.†	5.50%	4/1/2027		21,171,000	21,106,157
Flutter Treasury DAC (Ireland)†(c)	6.375%	4/29/2029		16,126,000	16,709,826
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		44,276,000	42,499,926
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		27,612,000	27,328,563
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		42,245,000	38,056,122
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		47,179,000	46,073,714

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Entertainment (continued)
WMG Acquisition Corp.†(e)	3.75%		12/1/2029	$27,478,000	$25,890,763
Total					344,456,291

Environmental Control 0.12%
Madison IAQ LLC†	5.875%		6/30/2029	26,967,000	26,279,555

Food 1.42%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029	48,449,000	45,311,763
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%		11/15/2028	16,808,000	16,385,306
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%		7/1/2029	13,443,000	14,133,580
J.M. Smucker Co.(e)	6.20%		11/15/2033	13,491,000	14,927,905
Kroger Co.	4.65%		9/15/2029	18,020,000	18,124,224
Kroger Co.	4.90%		9/15/2031	32,178,000	32,396,897
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030	24,243,000	22,759,840
McCormick & Co., Inc.	4.95%		4/15/2033	14,652,000	15,036,278
Performance Food Group, Inc.†	6.125%		9/15/2032	24,203,000	24,762,220
Post Holdings, Inc.†	4.50%		9/15/2031	16,383,000	15,320,533
Post Holdings, Inc.†	4.625%		4/15/2030	30,030,000	28,760,476
Smithfield Foods, Inc.†	5.20%		4/1/2029	28,037,000	28,144,517
TreeHouse Foods, Inc.	4.00%		9/1/2028	23,416,000	21,703,068
U.S. Foods, Inc.†	4.75%		2/15/2029	17,648,000	17,223,931
Total					314,990,538

Forest Products & Paper 0.05%
LD Celulose International GmbH (Austria)†(a)(c)	7.95%		1/26/2032	10,073,000	10,343,712

Gas 0.20%
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%)	#	3/31/2055	21,623,000	22,081,494
Southwest Gas Corp.	4.05%		3/15/2032	22,297,000	21,217,984
Total					43,299,478

Hand/Machine Tools 0.27%
Regal Rexnord Corp.	6.05%		4/15/2028	20,719,000	21,553,049
Regal Rexnord Corp.	6.40%		4/15/2033	36,534,000	39,099,207
Total					60,652,256

Health Care-Products 0.59%
Bausch & Lomb Corp. (Canada)†(c)	8.375%		10/1/2028	20,761,000	21,980,709
Medline Borrower LP†	3.875%		4/1/2029	45,158,000	42,792,376
Medline Borrower LP†	5.25%		10/1/2029	25,194,000	24,738,560

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care-Products (continued)
Solventum Corp.†	5.45%	3/13/2031	$20,992,000	$21,648,701
Solventum Corp.†	5.60%	3/23/2034	19,282,000	19,975,565
Total				131,135,911

Health Care-Services 3.00%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	32,785,000	32,234,915
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	26,607,000	25,069,129
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	103,117,000	90,719,962
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	33,911,000	31,236,279
CHS/Community Health Systems, Inc.†(e)	6.875%	4/15/2029	56,253,000	51,061,636
Concentra Escrow Issuer Corp.†	6.875%	7/15/2032	11,003,000	11,583,551
DaVita, Inc.†	4.625%	6/1/2030	62,876,000	59,985,915
HCA, Inc.	3.50%	9/1/2030	24,212,000	22,823,870
HCA, Inc.	5.50%	6/1/2033	22,533,000	23,406,779
HCA, Inc.	7.69%	6/15/2025	7,994,000	8,140,657
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.875%	6/15/2054	21,193,000	22,416,877
IQVIA, Inc.	6.25%	2/1/2029	14,232,000	15,138,717
LifePoint Health, Inc.†	5.375%	1/15/2029	11,707,000	11,073,049
LifePoint Health, Inc.†	9.875%	8/15/2030	19,223,000	21,188,633
LifePoint Health, Inc.†	10.00%	6/1/2032	35,958,000	39,575,986
LifePoint Health, Inc.†	11.00%	10/15/2030	18,973,000	21,432,584
Molina Healthcare, Inc.†	3.875%	11/15/2030	41,142,000	38,248,220
Molina Healthcare, Inc.†	3.875%	5/15/2032	40,412,000	36,990,615
Montefiore Obligated Group	5.246%	11/1/2048	42,910,000	38,537,386
Star Parent, Inc.†	9.00%	10/1/2030	29,766,000	31,993,360
Tenet Healthcare Corp.	6.75%	5/15/2031	20,331,000	21,209,014
Universal Health Services, Inc.	5.05%	10/15/2034	11,250,000	11,047,603
Total				665,114,737

Holding Companies-Diversified 0.25%
Benteler International AG (Austria)†(c)	10.50%	5/15/2028	21,318,000	22,555,617
Stena International SA (Luxembourg)†(c)	7.25%	1/15/2031	31,240,000	32,857,513
Total				55,413,130

Home Builders 0.10%
PulteGroup, Inc.	6.375%	5/15/2033	19,353,000	21,299,725

Home Furnishings 0.05%
Leggett & Platt, Inc.	4.40%	3/15/2029	10,603,000	10,216,510

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Housewares 0.10%
Newell Brands, Inc.(e)	6.375%		9/15/2027	$21,656,000	$21,970,662

Insurance 1.75%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028	40,395,000	41,079,210
Arch Capital Finance LLC	4.011%		12/15/2026	14,967,000	14,875,161
Ardonagh Finco Ltd. (United Kingdom)†(c)	7.75%		2/15/2031	18,104,000	18,730,000
Ardonagh Group Finance Ltd. (United Kingdom)†(c)	8.875%		2/15/2032	21,499,000	22,237,371
Athene Global Funding†	1.985%		8/19/2028	26,337,000	23,927,279
Brown & Brown, Inc.	2.375%		3/15/2031	20,059,000	17,379,227
First American Financial Corp.	5.45%		9/30/2034	10,394,000	10,353,910
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%)	#	10/15/2054	25,350,000	26,524,516
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%		2/15/2031	23,169,000	24,061,933
HUB International Ltd.†	7.25%		6/15/2030	27,054,000	28,209,350
HUB International Ltd.†	7.375%		1/31/2032	17,259,000	17,832,344
NMI Holdings, Inc.	6.00%		8/15/2029	18,009,000	18,518,691
Old Republic International Corp.	5.75%		3/28/2034	20,916,000	21,950,222
Panther Escrow Issuer LLC†	7.125%		6/1/2031	26,138,000	27,436,902
RenaissanceRe Holdings Ltd.	3.60%		4/15/2029	34,224,000	33,248,253
Swiss RE Subordinated Finance PLC (United Kingdom)†(c)	5.698% (3 mo. USD Term SOFR + 1.81%)	#	4/5/2035	20,200,000	20,914,939
Transatlantic Holdings, Inc.	8.00%		11/30/2039	15,659,000	20,596,329
Total					387,875,637

Internet 0.35%
Meituan (China)†(a)(c)	4.625%		10/2/2029	32,443,000	32,285,750
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029	19,755,000	21,597,746
Tencent Holdings Ltd. (China)†(c)	3.925%		1/19/2038	24,722,000	22,595,267
Total					76,478,763

Investment Companies 0.08%
ARES Capital Corp.	7.00%		1/15/2027	16,278,000	16,948,759

Iron-Steel 0.72%
ArcelorMittal SA (Luxembourg)(c)	6.55%		11/29/2027	19,727,000	20,944,928
ATI, Inc.	7.25%		8/15/2030	30,258,000	32,249,793
Commercial Metals Co.	4.375%		3/15/2032	15,677,000	14,918,003

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Iron-Steel (continued)
Mineral Resources Ltd. (Australia)†(c)	8.50%	5/1/2030	$25,341,000	$26,427,343
Samarco Mineracao SA (Brazil)(c)	9.00%	6/30/2031	24,526,530	22,994,743
Steel Dynamics, Inc.	3.45%	4/15/2030	18,014,000	17,082,445
U.S. Steel Corp.	6.875%	3/1/2029	24,139,000	24,510,282
Total				159,127,537

Leisure Time 1.33%
Carnival Corp.†	4.00%	8/1/2028	41,410,000	40,021,444
Carnival Corp.†	5.75%	3/1/2027	42,176,000	42,740,209
Carnival Corp.†(e)	6.00%	5/1/2029	29,128,000	29,530,674
NCL Corp. Ltd.†	5.875%	3/15/2026	34,273,000	34,296,531
NCL Corp. Ltd.†	5.875%	2/15/2027	31,490,000	31,622,667
NCL Corp. Ltd.†	8.375%	2/1/2028	12,109,000	12,724,827
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	28,821,000	29,217,289
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	31,656,000	32,473,010
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	20,713,000	21,499,348
Viking Cruises Ltd.†	5.875%	9/15/2027	21,255,000	21,255,028
Total				295,381,027

Lodging 1.58%
Choice Hotels International, Inc.	5.85%	8/1/2034	31,544,000	32,544,474
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	15,350,000	13,881,596
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	25,286,000	23,986,097
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	22,117,000	21,837,468
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	30,653,000	31,253,085
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.†	6.625%	1/15/2032	25,419,000	25,748,049
Marriott International, Inc.	3.50%	10/15/2032	23,858,000	21,845,649
Sands China Ltd. (Macau)(c)	2.85%	3/8/2029	57,502,000	52,263,654
Sands China Ltd. (Macau)(c)	4.375%	6/18/2030	35,200,000	33,737,415
Sands China Ltd. (Macau)(c)	5.40%	8/8/2028	25,193,000	25,451,279
Studio City Finance Ltd. (Hong Kong)(c)	5.00%	1/15/2029	24,221,000	22,283,497
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	21,636,000	21,667,264
Wynn Macau Ltd. (Macau)†(c)	5.50%	10/1/2027	23,813,000	23,299,654
Total				349,799,181

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	18,160,000	17,567,761

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery-Diversified 0.67%
IDEX Corp.	4.95%	9/1/2029	$21,313,000	$21,807,447
nVent Finance SARL (Luxembourg)(c)	2.75%	11/15/2031	20,244,000	17,648,648
nVent Finance SARL (Luxembourg)(c)	5.65%	5/15/2033	36,050,000	37,531,496
SPX FLOW, Inc.†	8.75%	4/1/2030	17,647,000	18,529,668
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	32,705,000	32,377,845
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	19,961,000	21,109,873
Total				149,004,977

Media 3.13%
AMC Networks, Inc.(e)	4.25%	2/15/2029	45,607,000	33,026,752
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	35,151,000	32,359,543
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	34,678,000	33,759,116
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	44,402,000	42,824,977
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	32,585,000	32,646,423
CCO Holdings LLC/CCO Holdings Capital Corp.†(e)	7.375%	3/1/2031	41,519,000	42,536,174
CSC Holdings LLC†	4.125%	12/1/2030	9,124,000	6,656,645
CSC Holdings LLC†	4.625%	12/1/2030	45,577,000	23,166,932
CSC Holdings LLC†	5.375%	2/1/2028	15,464,000	13,039,356
CSC Holdings LLC†	6.50%	2/1/2029	17,012,000	14,102,399
CSC Holdings LLC†	11.75%	1/31/2029	36,361,000	35,168,946
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	33,887,000	33,295,243
DISH DBS Corp.	5.125%	6/1/2029	18,292,000	12,289,692
DISH Network Corp.†	11.75%	11/15/2027	85,029,000	89,309,806
FactSet Research Systems, Inc.	3.45%	3/1/2032	23,698,000	21,635,708
Gray Television, Inc.†	5.375%	11/15/2031	29,785,000	18,650,208
LCPR Senior Secured Financing DAC (Ireland)†(c)	6.75%	10/15/2027	22,575,000	20,676,287
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	21,389,000	22,209,439
Nexstar Media, Inc.†	4.75%	11/1/2028	23,764,000	22,723,740
Sunrise FinCo I BV (Netherlands)†(c)	4.875%	7/15/2031	53,571,000	50,733,344
Univision Communications, Inc.†	4.50%	5/1/2029	28,463,000	25,450,143
Virgin Media Finance PLC (United Kingdom)†(c)	5.00%	7/15/2030	13,288,000	11,701,340
VZ Secured Financing BV (Netherlands)†(c)	5.00%	1/15/2032	61,165,000	56,398,626
Total				694,360,839

Metal Fabricate-Hardware 0.31%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	46,574,000	44,740,391
Vallourec SACA (France)†(c)	7.50%	4/15/2032	23,124,000	24,558,243
Total				69,298,634

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Mining 1.85%
Alcoa Nederland Holding BV (Netherlands)†(c)	7.125%		3/15/2031		$20,653,000	$22,037,577
Anglo American Capital PLC (United Kingdom)†(c)	5.625%		4/1/2030		22,140,000	23,025,326
Anglo American Capital PLC (United Kingdom)†(c)	5.75%		4/5/2034		20,634,000	21,550,879
First Quantum Minerals Ltd. (Canada)†(c)	8.625%		6/1/2031		26,808,000	26,895,180
First Quantum Minerals Ltd. (Canada)†(c)	9.375%		3/1/2029		19,851,000	21,065,760
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%		4/1/2031		32,833,000	30,710,991
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	6.125%		4/15/2032		28,083,000	28,754,436
Freeport Indonesia PT (Indonesia)(c)(e)	6.20%		4/14/2052		31,767,000	33,832,713
Freeport-McMoRan, Inc.	5.40%		11/14/2034		34,970,000	36,304,350
Glencore Funding LLC†	2.50%		9/1/2030		19,663,000	17,637,056
Hecla Mining Co.	7.25%		2/15/2028		25,372,000	25,899,002
Kaiser Aluminum Corp.†	4.50%		6/1/2031		29,297,000	26,834,622
Kinross Gold Corp. (Canada)(c)	6.25%		7/15/2033		36,065,000	39,152,533
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		185,297	–	(g)
Novelis Corp.†	4.75%		1/30/2030		36,313,000	35,237,079
WE Soda Investments Holding PLC (United Kingdom)†(c)	9.50%		10/6/2028		20,180,000	21,039,466
Total						409,976,970

Office/Business Equipment 0.18%
CDW LLC/CDW Finance Corp.	5.55%		8/22/2034		21,618,000	22,145,280
Zebra Technologies Corp.†	6.50%		6/1/2032		17,401,000	18,181,748
Total						40,327,028

Oil & Gas 9.70%
Aethon United BR LP/Aethon United Finance Corp.†(a)	7.50%		10/1/2029		38,279,000	38,813,363
Antero Resources Corp.†	5.375%		3/1/2030		97,896,000	96,787,318
Apache Corp.(e)	4.25%		1/15/2030		22,054,000	21,242,966
Apache Corp.	4.75%		4/15/2043		46,044,000	38,054,938
Apache Corp.	5.10%		9/1/2040		49,056,000	43,650,564
Baytex Energy Corp. (Canada)†(c)	7.375%		3/15/2032		20,000,000	19,946,182
Baytex Energy Corp. (Canada)†(c)	8.50%		4/30/2030		25,589,000	26,543,239
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		30,361,049	31,568,735
BP Capital Markets PLC (United Kingdom)(c)	6.45% (5 yr. CMT + 2.15%)	#	–	(f)	20,223,000	21,323,795
California Resources Corp.†	8.25%		6/15/2029		30,110,000	30,707,336
Cenovus Energy, Inc. (Canada)(c)	5.40%		6/15/2047		71,382,000	69,276,497
Chesapeake Energy Corp.†	6.75%		4/15/2029		19,198,000	19,571,555
CITGO Petroleum Corp.†	8.375%		1/15/2029		28,033,000	29,192,203

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Civitas Resources, Inc.†	8.625%	11/1/2030	$19,449,000	$20,622,203
Civitas Resources, Inc.†	8.75%	7/1/2031	26,928,000	28,537,971
Comstock Resources, Inc.†	6.75%	3/1/2029	44,417,000	43,400,344
Comstock Resources, Inc.†	6.75%	3/1/2029	16,698,000	16,264,778
Continental Resources, Inc.	4.375%	1/15/2028	21,473,000	21,168,272
Continental Resources, Inc.†	5.75%	1/15/2031	33,154,000	33,933,109
Cosan Luxembourg SA (Luxembourg)†(c)	7.25%	6/27/2031	22,811,000	23,967,256
Crescent Energy Finance LLC†	7.375%	1/15/2033	36,287,000	35,744,618
Crescent Energy Finance LLC†	7.625%	4/1/2032	26,919,000	26,949,849
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	20,793,000	21,743,219
Ecopetrol SA (Colombia)(c)	5.875%	5/28/2045	59,957,000	45,047,733
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	39,459,000	40,195,147
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	21,006,000	22,109,550
Eni SpA (Italy)†(c)	5.50%	5/15/2034	20,746,000	21,499,655
Gulfport Energy Corp.†	6.75%	9/1/2029	21,806,000	22,088,301
Helmerich & Payne, Inc.	2.90%	9/29/2031	26,951,000	23,115,914
Kosmos Energy Ltd.†	7.75%	5/1/2027	33,019,000	32,663,930
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	23,165,000	23,154,824
Matador Resources Co.†	6.50%	4/15/2032	22,263,000	22,246,445
Matador Resources Co.†	6.875%	4/15/2028	43,709,000	44,492,134
MC Brazil Downstream Trading SARL (Luxembourg)†(c)	7.25%	6/30/2031	40,653,725	34,813,552
MEG Energy Corp. (Canada)†(c)	5.875%	2/1/2029	57,133,000	55,946,426
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	33,026,000	32,632,945
Nabors Industries, Inc.†(e)	8.875%	8/15/2031	21,482,000	20,454,410
Noble Finance II LLC†	8.00%	4/15/2030	38,415,000	39,665,552
Occidental Petroleum Corp.	6.125%	1/1/2031	20,079,000	21,201,778
Occidental Petroleum Corp.	6.625%	9/1/2030	19,846,000	21,423,281
Occidental Petroleum Corp.	7.50%	5/1/2031	18,501,000	21,034,860
Occidental Petroleum Corp.	8.875%	7/15/2030	17,825,000	21,037,618
OGX Austria GmbH (Brazil)†(c)(h)	Zero Coupon	6/1/2018	20,000,000	400
Ovintiv, Inc.	6.50%	2/1/2038	35,442,000	38,001,064
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	29,814,000	29,454,654
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	23,666,000	25,498,359
Permian Resources Operating LLC†	6.25%	2/1/2033	15,826,000	16,092,983
Petroleos Mexicanos (Mexico)(c)	5.35%	2/12/2028	30,987,000	28,977,007
Petroleos Mexicanos (Mexico)(c)(e)	10.00%	2/7/2033	65,035,000	68,966,809

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA (Peru)†(c)(e)	6.24%	7/3/2036	$21,976,000	$23,563,489
Precision Drilling Corp. (Canada)†(c)	6.875%	1/15/2029	25,184,000	25,152,038
Range Resources Corp.†	4.75%	2/15/2030	54,135,000	52,257,430
Saturn Oil & Gas, Inc. (Canada)†(c)	9.625%	6/15/2029	29,266,000	28,939,672
Seadrill Finance Ltd.†	8.375%	8/1/2030	21,159,000	22,106,225
SM Energy Co.†	6.75%	8/1/2029	14,862,000	14,935,181
SM Energy Co.†	7.00%	8/1/2032	22,436,000	22,538,084
Southwestern Energy Co.	5.375%	2/1/2029	17,132,000	17,088,469
Southwestern Energy Co.	5.375%	3/15/2030	34,107,000	34,026,593
Suncor Energy, Inc. (Canada)(c)	7.15%	2/1/2032	28,398,000	32,096,088
Talos Production, Inc.†	9.00%	2/1/2029	20,033,000	20,646,030
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	33,329,000	31,689,657
Transocean, Inc.†	8.25%	5/15/2029	21,421,000	21,254,083
Transocean, Inc.†	8.50%	5/15/2031	21,064,000	20,943,708
Transocean, Inc.†	8.75%	2/15/2030	39,383,900	41,094,618
Valaris Ltd.†	8.375%	4/30/2030	28,849,000	29,739,828
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	31,699,000	31,709,204
Viper Energy, Inc.†	5.375%	11/1/2027	37,638,000	37,546,415
Viper Energy, Inc.†	7.375%	11/1/2031	15,232,000	16,122,752
Vital Energy, Inc.†	7.75%	7/31/2029	35,741,000	35,592,396
Vital Energy, Inc.†	7.875%	4/15/2032	33,047,000	32,037,414
Vital Energy, Inc.	9.75%	10/15/2030	6,656,000	7,118,159
YPF SA (Argentina)(c)	9.50%	1/17/2031	20,439,000	21,590,063
Total				2,150,613,237

Oil & Gas Services 0.51%
Kodiak Gas Services LLC†	7.25%	2/15/2029	20,572,000	21,306,071
Oceaneering International, Inc.	6.00%	2/1/2028	38,139,000	38,242,586
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	14,561,000	14,695,587
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	16,836,000	17,353,572
Weatherford International Ltd.†	8.625%	4/30/2030	20,268,000	21,134,387
Total				112,732,203

Packaging & Containers 0.93%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(c)	4.125%	8/15/2026	1,503,000	1,356,307
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	8,119,000	8,252,541

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Packaging & Containers (continued)
LABL, Inc.†	6.75%	7/15/2026	$19,868,000	$19,864,064
LABL, Inc.†(a)	8.625%	10/1/2031	45,208,000	44,912,686
LABL, Inc.†(e)	10.50%	7/15/2027	11,623,000	11,654,533
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	38,298,000	38,724,525
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	22,571,000	23,164,820
Owens-Brockway Glass Container, Inc.†(e)	7.25%	5/15/2031	21,876,000	22,501,260
Sealed Air Corp.†	6.875%	7/15/2033	22,562,000	24,612,841
Sonoco Products Co.	4.60%	9/1/2029	12,009,000	11,954,316
Total				206,997,893

Pharmaceuticals 0.85%
BellRing Brands, Inc.†	7.00%	3/15/2030	28,420,000	29,771,740
Organon & Co./Organon Foreign Debt Co-Issuer BV†(e)	5.125%	4/30/2031	46,081,000	43,444,310
Organon & Co./Organon Foreign Debt Co-Issuer BV†	7.875%	5/15/2034	30,166,000	31,997,076
Owens & Minor, Inc.†(e)	4.50%	3/31/2029	10,002,000	9,054,606
Owens & Minor, Inc.†(e)	6.625%	4/1/2030	19,194,000	18,649,798
Takeda Pharmaceutical Co. Ltd. (Japan)(c)	5.30%	7/5/2034	26,624,000	27,795,851
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%	10/1/2026	29,101,000	27,993,905
Total				188,707,286

Pipelines 3.87%
AI Candelaria Spain SA (Spain)†(c)	5.75%	6/15/2033	30,777,000	25,210,872
AI Candelaria Spain SA (Spain)(c)	5.75%	6/15/2033	19,229,000	15,751,368
AI Candelaria Spain SA (Spain)(c)	5.75%	6/15/2033	4,247,000	3,478,915
AI Candelaria Spain SA (Spain)†(c)	7.50%	12/15/2028	19,461,770	19,313,135
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%	7/15/2032	20,994,000	22,048,739
Boardwalk Pipelines LP	5.625%	8/1/2034	31,480,000	32,493,861
Cheniere Energy Partners LP	3.25%	1/31/2032	30,486,000	27,285,778
Colonial Enterprises, Inc.†	3.25%	5/15/2030	19,028,000	17,759,234
Columbia Pipelines Operating Co. LLC†	5.927%	8/15/2030	12,880,000	13,647,246
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%	6/15/2031	47,805,000	46,918,260
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	30,918,000	32,554,675
DT Midstream, Inc.†	4.30%	4/15/2032	27,064,000	25,402,408
EnLink Midstream LLC†	6.50%	9/1/2030	30,196,000	32,576,018
EQM Midstream Partners LP†	6.375%	4/1/2029	19,742,000	20,398,955

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
EQM Midstream Partners LP†	6.50%		7/1/2027	$30,292,000	$31,224,963
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032	20,761,000	21,154,234
Greensaif Pipelines Bidco SARL (Luxembourg)†(c)	5.853%		2/23/2036	13,357,000	13,836,616
Hess Midstream Operations LP†	5.125%		6/15/2028	17,974,000	17,796,318
Kinder Morgan, Inc.	5.00%		2/1/2029	21,208,000	21,670,309
NGPL PipeCo LLC†	3.25%		7/15/2031	24,487,000	21,792,372
NGPL PipeCo LLC†	4.875%		8/15/2027	20,780,000	20,869,591
ONEOK, Inc.	3.95%		3/1/2050	15,796,000	12,152,266
ONEOK, Inc.	4.45%		9/1/2049	22,523,000	18,807,019
ONEOK, Inc.	6.05%		9/1/2033	31,558,000	33,735,850
Sabal Trail Transmission LLC†	4.246%		5/1/2028	16,996,000	16,854,055
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(c)	7.50% (5 yr. CMT + 3.67%)	#	3/1/2055	21,644,000	22,758,125
South Bow USA Infrastructure Holdings LLC†	5.584%		10/1/2034	21,521,000	21,737,659
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029	26,406,000	24,974,842
Venture Global LNG, Inc.†	8.125%		6/1/2028	13,276,000	13,849,384
Venture Global LNG, Inc.†	8.375%		6/1/2031	23,884,000	25,235,978
Venture Global LNG, Inc.†	9.50%		2/1/2029	24,103,000	27,167,207
Western Midstream Operating LP	4.05%		2/1/2030	70,590,000	68,009,138
Western Midstream Operating LP	6.35%		1/15/2029	20,497,000	21,807,824
Whistler Pipeline LLC†	5.95%		9/30/2034	45,092,000	46,715,871
Williams Cos., Inc.	4.90%		3/15/2029	20,992,000	21,336,350
Total					858,325,435

Real Estate 0.32%
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028	21,071,000	21,281,732
Hunt Cos., Inc.†	5.25%		4/15/2029	27,346,000	26,481,440
Newmark Group, Inc.	7.50%		1/12/2029	20,249,000	21,892,194
Total					69,655,366

REITS 2.17%
American Assets Trust LP	6.15%		10/1/2034	37,116,000	37,562,123
Americold Realty Operating Partnership LP	5.409%		9/12/2034	19,844,000	19,917,029
Brandywine Operating Partnership LP	4.55%		10/1/2029	1,806,000	1,700,099
Brandywine Operating Partnership LP	8.875%		4/12/2029	9,024,000	9,982,051
Brixmor Operating Partnership LP	4.05%		7/1/2030	22,520,000	21,906,339
Cousins Properties LP	5.875%		10/1/2034	21,659,000	22,246,133
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2030	26,711,000	25,527,387
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2031	19,738,000	18,518,719

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	$17,444,000	$17,920,308
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	22,454,000	21,890,000
Iron Mountain, Inc.†	4.50%	2/15/2031	23,221,000	22,046,642
Iron Mountain, Inc.†	4.875%	9/15/2029	21,632,000	21,203,210
Kite Realty Group LP	4.95%	12/15/2031	22,560,000	22,598,270
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	12,523,000	12,309,875
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	7,372,000	7,704,027
Piedmont Operating Partnership LP	9.25%	7/20/2028	10,928,000	12,235,345
Rayonier LP	2.75%	5/17/2031	45,499,000	39,726,659
Regency Centers LP	5.10%	1/15/2035	15,341,000	15,620,579
Regency Centers LP	5.25%	1/15/2034	19,801,000	20,452,533
Retail Opportunity Investments Partnership LP	6.75%	10/15/2028	22,536,000	24,192,356
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC†	10.50%	2/15/2028	20,755,000	22,170,719
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	65,109,000	63,926,673
Total				481,357,076

Retail 1.96%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(c)	4.00%	10/15/2030	25,190,000	23,251,017
1011778 BC ULC/New Red Finance, Inc. (Canada)†(c)	6.125%	6/15/2029	20,619,000	21,231,467
Advance Auto Parts, Inc.(e)	3.50%	3/15/2032	20,637,000	17,266,338
Advance Auto Parts, Inc.(e)	3.90%	4/15/2030	7,815,000	6,994,583
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.267%	2/12/2034	15,738,000	16,042,454
Arko Corp.†(e)	5.125%	11/15/2029	34,291,000	31,889,153
Carvana Co.†	13.00%	6/1/2030	34,302,059	37,327,872
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	42,397,000	32,433,457
Gap, Inc.†	3.875%	10/1/2031	30,155,000	26,392,096
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.375%	1/15/2029	21,806,000	21,111,841
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	3,544,000	2,202,019
LBM Acquisition LLC†	6.25%	1/15/2029	17,160,000	16,242,143
Murphy Oil USA, Inc.	4.75%	9/15/2029	25,575,000	24,881,680
Park River Holdings, Inc.†	5.625%	2/1/2029	16,910,000	14,579,584
Park River Holdings, Inc.†	6.75%	8/1/2029	12,391,000	10,703,578
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	17,685,000	16,971,378
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029	36,558,000	36,124,440

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Retail (continued)
Staples, Inc.†	10.75%	9/1/2029	$11,487,000	$11,160,201
Staples, Inc.†	12.75%	1/15/2030	37,129,373	30,540,633
Tiffany & Co.	4.90%	10/1/2044	15,113,000	15,118,312
Walgreens Boots Alliance, Inc.	8.125%	8/15/2029	8,886,000	8,877,976
White Cap Buyer LLC†	6.875%	10/15/2028	13,707,000	13,846,839
Total				435,189,061

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(h)	Zero Coupon	6/15/2011	22,500,000	0	(g)(i)

Semiconductors 0.91%
Entegris, Inc.†	4.75%	4/15/2029	21,642,000	21,346,591
Foundry JV Holdco LLC†	6.25%	1/25/2035	17,722,000	18,566,733
Marvell Technology, Inc.	5.95%	9/15/2033	21,787,000	23,426,772
Micron Technology, Inc.	5.30%	1/15/2031	12,583,000	13,078,741
ON Semiconductor Corp.†	3.875%	9/1/2028	23,433,000	22,362,740
Qorvo, Inc.†	3.375%	4/1/2031	22,864,000	20,494,809
Qorvo, Inc.	4.375%	10/15/2029	21,594,000	20,942,733
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2029	26,457,000	27,326,293
SK Hynix, Inc. (South Korea)(c)	6.50%	1/17/2033	31,457,000	34,725,418
Total				202,270,830

Shipbuilding 0.15%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	32,665,000	32,137,093

Software 1.98%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	37,901,000	36,437,282
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	22,509,000	23,565,920
Cloud Software Group, Inc.†	6.50%	3/31/2029	44,401,000	44,215,023
Cloud Software Group, Inc.†	8.25%	6/30/2032	35,312,000	36,940,021
Cloud Software Group, Inc.†	9.00%	9/30/2029	79,623,000	81,093,651
Constellation Software, Inc. (Canada)†(c)	5.158%	2/16/2029	14,665,000	15,129,336
MSCI, Inc.†	3.875%	2/15/2031	66,243,000	62,738,533
MSCI, Inc.†	4.00%	11/15/2029	66,838,000	64,899,591
ROBLOX Corp.†	3.875%	5/1/2030	25,180,000	23,462,830
Roper Technologies, Inc.	1.75%	2/15/2031	18,251,000	15,449,911
Roper Technologies, Inc.	4.75%	2/15/2032	13,514,000	13,677,962
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	20,501,000	21,251,225
Total				438,861,285

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Telecommunications 2.25%
Altice France SA (France)†(c)	5.50%	10/15/2029	$27,368,000	$19,199,731
Altice France SA (France)†(c)	8.125%	2/1/2027	45,191,000	36,991,260
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(c)	9.00%	9/15/2029	31,718,000	30,734,269
Frontier Communications Holdings LLC†	5.875%	10/15/2027	47,940,000	48,174,043
Frontier Communications Holdings LLC†	8.75%	5/15/2030	45,349,000	48,365,343
Hughes Satellite Systems Corp.	5.25%	8/1/2026	55,448,000	51,634,082
Level 3 Financing, Inc.†	4.25%	7/1/2028	33,436,000	26,748,800
Level 3 Financing, Inc.†	4.50%	4/1/2030	11,733,623	9,146,439
Lumen Technologies, Inc.†(e)	4.125%	4/15/2029	9,770,792	8,256,319
Lumen Technologies, Inc.†(e)	4.125%	4/15/2030	12,687,843	10,305,131
Lumen Technologies, Inc.†	4.50%	1/15/2029	36,097,000	24,753,157
Lumen Technologies, Inc.†	5.375%	6/15/2029	1,233,000	847,845
Lumen Technologies, Inc.	7.60%	9/15/2039	1,123,000	768,180
Lumen Technologies, Inc.	7.65%	3/15/2042	2,248,000	1,494,864
Optics Bidco SpA (Italy)†(c)	6.00%	9/30/2034	13,067,000	13,293,307
Sprint Capital Corp.	6.875%	11/15/2028	19,428,000	21,227,072
Vmed O2 U.K. Financing I PLC (United Kingdom)†(c)	4.25%	1/31/2031	79,166,000	70,160,179
Vmed O2 U.K. Financing I PLC (United Kingdom)†(c)	4.75%	7/15/2031	24,505,000	21,837,199
Windstream Escrow LLC/Windstream Escrow Finance Corp.†(a)	8.25%	10/1/2031	21,947,000	22,340,663
Zegona Finance PLC (United Kingdom)†(c)	8.625%	7/15/2029	31,020,000	33,172,012
Total				499,449,895

Transportation 0.32%
Rand Parent LLC†(e)	8.50%	2/15/2030	32,534,000	33,211,943
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	17,868,000	18,638,683
XPO, Inc.†	7.125%	2/1/2032	18,350,000	19,333,248
Total				71,183,874

Trucking & Leasing 0.26%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	35,638,000	35,521,325
Fortress Transportation and Infrastructure Investors LLC(a)	5.875%	4/15/2033	22,072,000	21,961,640
Total				57,482,965
Total Corporate Bonds (cost $16,273,983,842)				16,451,469,890

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FLOATING RATE LOANS(j) 3.69%

Aerospace/Defense 0.09%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50%		3/6/2025	$19,412,461	$19,946,304

Airlines 0.10%
American Airlines, Inc. 2021 Term Loan	10.294% (3 mo. USD Term SOFR + 4.75%)		4/20/2028	20,876,059	21,493,573

Automotive 0.03%
DexKo Global, Inc. 2021 USD Term Loan B	8.615% (3 mo. USD Term SOFR + 3.75%)		10/4/2028	7,301,142	7,074,953

Building Materials 0.22%
ACProducts, Inc. 2021 Term Loan B	9.115% (3 mo. USD Term SOFR + 4.25%)		5/17/2028	11,584,165	9,738,981
CP Atlas Buyer, Inc. 2021 Term Loan B	8.695% (1 mo. USD Term SOFR + 3.75%)		11/23/2027	17,836,552	17,634,107
MI Windows and Doors LLC 2024 Term Loan B2	8.345% (1 mo. USD Term SOFR + 3.50%)		3/28/2031	20,814,349	20,876,480
Total					48,249,568

Chemicals 0.25%
Iris Holding, Inc. Term Loan	10.102% (3 mo. USD Term SOFR + 4.75%)		6/28/2028	21,952,980	20,777,618
Lonza Group AG USD Term Loan B (Luxembourg)(c)	8.529% (3 mo. USD Term SOFR + 3.93%)		7/3/2028	21,755,812	20,403,579
USALCO LLC 2024 Term Loan B	-	(k)	9/17/2031	13,465,000	13,536,566
Total					54,717,763

Commercial Services 0.20%
Grant Thornton Advisors LLC Term Loan B	8.095% (1 mo. USD Term SOFR + 3.25%)		6/2/2031	22,518,353	22,576,338
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(c)	-	(k)	7/18/2031	22,048,000	21,832,150
Total					44,408,488

Computers 0.14%
McAfee LLC 2024 USD Term Loan B	8.451% (1 mo. USD Term SOFR + 3.25%)		3/1/2029	31,415,128	31,343,973

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Consumer Non-Durables 0.08%
Anastasia Parent LLC 2018 Term Loan B	8.615% (3 mo. USD Term SOFR + 3.75%)	8/11/2025		$23,408,609	$16,938,820

Diversified Financial Services 0.11%
Aretec Group, Inc. 2024 Term Loan B	8.845% (1 mo. USD Term SOFR + 4.00%)	8/9/2030		25,536,214	25,050,260

Electric: Generation 0.02%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.168% (3 mo. USD Term SOFR + 1.50%)	7/28/2028		1,720,947	1,404,724
Frontera Generation Holdings LLC 2021 Term Loan	17.668% (3 mo. USD Term SOFR + 13.00%)	7/28/2026		1,773,053	2,324,915
Total					3,729,639

Engineering & Construction 0.00%
Brand Industrial Services, Inc. 2024 Term Loan B	9.748% (3 mo. USD Term SOFR + 4.50%)	8/1/2030		24,827	24,488

Entertainment 0.11%
Motion Finco SARL 2024 USD Term Loan B (Luxembourg)(c)	8.104% (3 mo. USD Term SOFR + 3.50%)	11/12/2029		26,589,070	25,621,892

Food 0.14%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.802% (3 mo. EURIBOR + 4.00%)	5/14/2031	EUR	28,107,692	30,734,732

Health Care Products 0.20%
Bausch & Lomb Corp. Term Loan (Canada)(c)	8.27% (1 mo. USD Term SOFR + 3.25%)	5/10/2027		$44,440,957	44,336,077

Health Care Services 0.19%
eResearchTechnology, Inc. 2024 Term Loan	8.845% (1 mo. USD Term SOFR + 4.00%)	2/4/2027		22,303,746	22,425,301
Star Parent, Inc. Term Loan B	8.354% (3 mo. USD Term SOFR + 3.75%)	9/27/2030		20,874,105	20,340,563
Total					42,765,864

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Healthcare 0.16%
Athenahealth Group, Inc. 2022 Term Loan B	8.095% (1 mo. USD Term SOFR + 3.25%)		2/15/2029	$20,917,722	$20,821,919
Gainwell Acquisition Corp. Term Loan B	8.704% (3 mo. USD Term SOFR + 4.00%)		10/1/2027	16,502,145	15,749,234
Total					36,571,153

Insurance 0.12%
AssuredPartners, Inc. 2024 Incremental Term Loan B5	8.345% (1 mo. USD Term SOFR + 3.50%)		2/14/2031	26,437,150	26,441,776

Investment Management Companies 0.07%
Asp Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(l)	-	(k)	9/28/2029	15,103,278	15,103,278

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(c)	7.969% (1 mo. USD Term SOFR + 3.00%)		7/22/2030	13,638,818	13,604,720

Machinery: Diversified 0.10%
LSF12 Badger Bidco LLC Term Loan B	10.845% (1 mo. USD Term SOFR + 6.00%)		8/30/2030	22,370,201	21,531,319

Media 0.22%
Sinclair Television Group, Inc. 2021 Term Loan B3	8.514% (3 mo. USD Term SOFR + 3.00%)		4/1/2028	23,136,285	17,231,674
Sinclair Television Group, Inc. 2022 Term Loan B4	8.695% (1 mo. USD Term SOFR + 3.75%)		4/21/2029	1,250,767	921,897
Virgin Media Bristol LLC 2023 USD Term Loan Y	8.656% (6 mo. USD Term SOFR + 3.25%)		3/31/2031	33,226,000	31,777,014
Total					49,930,585

Metal Fabricate/Hardware 0.10%
Tank Holding Corp. 2022 Term Loan	10.245% - 10.50% (3 mo. USD Term SOFR + 5.75%) (6 mo. USD Term SOFR + 5.75%)		3/31/2028	21,765,993	21,458,549

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 0.01%
Parkway Generation LLC Term Loan C	-	(k)	2/18/2029	$2,634,861	$2,643,806

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	-	(k)	12/31/2025	777,027	97,517	(g)

Retail 0.13%
Staples, Inc. 2024 Term Loan B	10.689% (3 mo. USD Term SOFR + 5.75%)		9/4/2029	31,912,000	29,074,066

Software 0.63%
Applied Systems, Inc. 2024 1st Lien Term Loan	7.604% (3 mo. USD Term SOFR + 3.00%)		2/24/2031	22,445,653	22,489,197
Banff Merger Sub, Inc. 2024 2nd Lien Term Loan	11.005% - 11.01% (3 mo. USD Term SOFR + 5.75%)		7/30/2032	32,931,000	32,464,532
Cloud Software Group, Inc. 2024 USD Term Loan B	8.604% (3 mo. USD Term SOFR + 4.00%)		3/30/2029	23,133,224	23,065,676
Modena Buyer LLC Term Loan	9.104% (3 mo. USD Term SOFR + 4.50%)		7/1/2031	31,005,000	29,755,189
Rocket Software, Inc. 2023 USD Term Loan B	9.595% (1 mo. USD Term SOFR + 4.75%)		11/28/2028	31,452,151	31,522,132
Total					139,296,726

Telecommunications 0.21%
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(c)	-	(k)	3/25/2031	17,207,113	17,268,026
Lumen Technologies, Inc. 2024 Extended Term Loan B1	-	(k)	4/15/2029	33,493,837	29,482,950
Total					46,750,976
Total Floating Rate Loans (cost $826,627,579)					818,940,865

FOREIGN GOVERNMENT OBLIGATIONS 4.58%

Angola 0.24%
Angola Government International Bonds(c)	9.375%		5/8/2048	63,270,000	53,684,397

Argentina 0.63%
Argentina Republic Government International Bonds(c)	0.75%	(m)	7/9/2030	230,996,247	140,330,220

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Benin 0.10%
Benin Government International Bonds†(c)	7.96%		2/13/2038		$21,668,000	$21,537,721

Brazil 0.10%
Brazil Notas do Tesouro Nacional	10.00%		1/1/2029	BRL	123,000,000	20,980,820

Colombia 0.15%
Colombia Government International Bonds(c)	8.00%		4/20/2033		$31,633,000	33,996,176

Ecuador 0.40%
Ecuador Government International Bonds†(c)	6.90%	(m)	7/31/2030		122,563,274	89,453,721

Egypt 0.12%
Egypt Government International Bonds(c)	8.50%		1/31/2047		4,553,000	3,682,296
Egypt Government International Bonds(c)	8.50%		1/31/2047		27,034,000	21,864,085
Total						25,546,381

El Salvador 0.49%
El Salvador Government International Bonds†(c)	0.25%		4/17/2030		26,503,000	582,168
El Salvador Government International Bonds(c)	8.625%		2/28/2029		60,761,000	59,923,049
El Salvador Government International Bonds†(c)	9.25%		4/17/2030		48,251,000	48,082,718
Total						108,587,935

Gabon 0.12%
Gabon Government International Bonds(c)	6.95%		6/16/2025		8,745,000	8,217,983
Gabon Government International Bonds(c)	6.95%		6/16/2025		18,379,000	17,271,389
Total						25,489,372

Kenya 0.24%
Republic of Kenya Government International Bonds(c)	7.00%		5/22/2027		19,700,000	19,390,680
Republic of Kenya Government International Bonds†(c)	9.75%		2/16/2031		34,040,000	34,465,500
Total						53,856,180

Montenegro 0.08%
Montenegro Government International Bonds†(c)	7.25%		3/12/2031		17,532,000	18,391,112

Nigeria 0.33%
Nigeria Government International Bonds(c)	7.143%		2/23/2030		58,674,000	53,359,236
Nigeria Government International Bonds(c)	7.625%		11/28/2047		27,075,000	20,804,362
Total						74,163,598

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Panama 0.19%
Panama Government International Bonds(c)	6.40%	2/14/2035		$14,856,000	$15,210,065
Panama Government International Bonds(c)	7.50%	3/1/2031		8,576,000	9,391,084
Panama Government International Bonds(c)	9.375%	4/1/2029		14,881,000	17,310,055
Total					41,911,204

Paraguay 0.03%
Paraguay Government International Bonds†	7.90%	2/9/2031	PYG	56,981,000,000	7,476,003

Senegal 0.33%
Senegal Government International Bonds†(c)(e)	6.25%	5/23/2033		$85,313,000	73,665,643

Sri Lanka 0.11%
Sri Lanka Government International Bonds†(c)(h)	5.875%	7/25/2022		45,243,000	24,631,785

Trinidad And Tobago 0.19%
Trinidad & Tobago Government International Bonds†(c)	6.40%	6/26/2034		39,948,000	41,321,213

Turkey 0.64%
Istanbul Metropolitan Municipality†(c)	10.50%	12/6/2028		20,592,000	22,658,793
Turkiye Government International Bonds(c)	5.125%	2/17/2028		88,347,000	87,739,615
Turkiye Government International Bonds(c)	9.375%	3/14/2029		27,200,000	30,904,402
Total					141,302,810

Venezuela 0.09%
Venezuela Government International Bonds(c)(h)	Zero Coupon	8/23/2022		11,543,700	1,897,218
Venezuela Government International Bonds(c)(h)	Zero Coupon	5/7/2023		58,725,800	8,405,130
Venezuela Government International Bonds(c)(h)	Zero Coupon	10/21/2026		51,699,500	8,644,931
Total					18,947,279
Total Foreign Government Obligations (cost $971,117,461)					1,015,273,570

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.25%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M2†	10.63% (30 day USD SOFR Average + 5.35%)	#	8/25/2042	$17,175,000	$18,740,853
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.13% (30 day USD SOFR Average + 1.85%)	#	11/25/2043	3,480,870	3,521,276
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M2†	10.78% (30 day USD SOFR Average + 5.50%)	#	5/25/2043	14,100,000	15,634,682
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	6.53% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	17,781,355	17,793,037
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $55,750,018)					55,689,848

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 14.53%
Fannie Mae or Freddie Mac(n)	2.50%		TBA	109,106,000	94,300,034
Fannie Mae or Freddie Mac(n)	3.50%		TBA	48,243,000	44,965,655
Government National Mortgage Association(n)	2.50%		TBA	33,429,000	29,486,618
Government National Mortgage Association(n)	3.00%		TBA	148,709,000	135,705,464
Government National Mortgage Association(n)	3.50%		TBA	65,450,000	61,515,608
Government National Mortgage Association(n)	4.00%		TBA	118,032,000	114,160,278
Government National Mortgage Association(n)	4.50%		TBA	84,827,000	83,755,067
Government National Mortgage Association(n)	5.00%		TBA	107,442,000	107,602,648
Government National Mortgage Association(n)	5.50%		TBA	104,359,000	105,377,093
Government National Mortgage Association(n)	6.00%		TBA	103,656,000	105,374,215
Government National Mortgage Association(n)	6.50%		TBA	245,853,000	251,451,683
Government National Mortgage Association(n)	7.00%		TBA	34,661,000	35,519,751
Uniform Mortgage-Backed Security(n)	2.00%		TBA	54,916,000	45,479,397
Uniform Mortgage-Backed Security(n)	3.00%		TBA	50,291,000	45,143,972
Uniform Mortgage-Backed Security(n)	4.00%		TBA	104,910,000	100,827,110
Uniform Mortgage-Backed Security(n)	4.50%		TBA	79,396,000	78,060,822
Uniform Mortgage-Backed Security(n)	5.00%		TBA	493,207,000	496,604,952
Uniform Mortgage-Backed Security(n)	5.50%		TBA	634,682,000	645,550,133
Uniform Mortgage-Backed Security(n)	6.00%		TBA	294,856,000	302,818,643
Uniform Mortgage-Backed Security(n)	6.50%		TBA	140,311,000	144,607,263
Uniform Mortgage-Backed Security(n)	7.00%		TBA	185,991,000	193,237,285
Total Government Sponsored Enterprises Pass-Throughs (cost $3,225,136,462)					3,221,543,691

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
INVESTMENTS IN UNDERLYING FUNDS 0.35%
Lord Abbett Private Credit Fund 1 LP(o)(p) (cost $77,069,842)				$77,069,842	(q)	$77,339,587

MUNICIPAL BONDS 0.24%

Miscellaneous 0.16%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	17,645,000		20,355,978
New York City Industrial Development Agency NY†	11.00%		3/1/2029	13,278,000		15,071,677
Total						35,427,655

Tax Revenue 0.08%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(h)	7.00%		7/1/2045	22,085,000		17,676,074
Total Municipal Bonds (cost $60,224,101)						53,103,729

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.56%
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	16,500,000		17,158,340
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.168% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	9,960,000		6,503,780
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	13,400,000		14,045,241
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2029	23,710,000		24,931,478
BFLD Mortgage Trust Series 2024-VICT Class A†	6.987% (1 mo. USD Term SOFR + 1.89%)	#	7/15/2041	29,795,000		29,854,319
BFLD Mortgage Trust Series 2024-VICT Class B†	7.686% (1 mo. USD Term SOFR + 2.59%)	#	7/15/2041	7,400,000		7,408,175
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	6.439% (1 mo. USD Term SOFR + 1.34%)	#	3/15/2041	55,600,000		55,504,963
BPR Trust Series 2022-OANA Class A†	6.995% (1 mo. USD Term SOFR + 1.90%)	#	4/15/2037	29,288,212		29,422,206
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	18,102,000		16,432,605
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	5.911% (1 mo. USD Term SOFR + 0.81%)	#	9/15/2036	41,121,000		40,885,800

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.539% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	$34,068,930	$34,117,219
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.488% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	24,907,850	24,943,954
BX Trust Series 2021-ARIA Class A†	6.111% (1 mo. USD Term SOFR + 1.01%)	#	10/15/2036	12,340,000	12,278,304
BX Trust Series 2022-PSB Class A†	7.548% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	32,993,760	33,117,487
BX Trust Series 2024-VLT4 Class A†	6.588% (1 mo. USD Term SOFR + 1.49%)	#	7/15/2029	16,400,000	16,425,648
CF Trust Series 2019-BOSS Class A1†	8.626% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	9,883,973	2,179,416
CIM Trust Series 2018-INV1 Class B1†	4.703%	#(r)	8/25/2048	7,880,429	7,634,494
CONE Trust Series 2024-DFW1 Class B†	7.387% (1 mo. USD Term SOFR + 2.29%)	#	8/15/2041	21,330,000	21,381,275
CSMC Trust Series 2021-BPNY Class A†	8.926% (1 mo. USD Term SOFR + 3.83%)	#	8/15/2026	33,409,811	29,682,944
Fashion Show Mall LLC Series 2024-SHOW Class A†(a)	5.274%	#(r)	10/10/2029	7,350,000	7,343,683
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2022-HQA2 Class M1B†	9.28% (30 day USD SOFR Average + 4.00%)	#	7/25/2042	7,550,000	8,040,890
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.363% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	18,678,871	18,975,199
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1B†	8.513% (30 day USD SOFR Average + 3.25%)	#	4/25/2043	43,500,000	45,763,705

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.68% (30 day USD SOFR Average + 2.40%)	#	2/25/2042	$29,365,000	$30,070,001
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.58% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	25,782,184	26,402,199
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1B†	8.83% (30 day USD SOFR Average + 3.55%)	#	8/25/2042	32,190,000	34,013,599
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M2†	8.63% (30 day USD SOFR Average + 3.35%)	#	11/25/2043	24,400,000	25,541,251
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	6.48% (30 day USD SOFR Average + 1.20%)	#	5/25/2044	23,707,103	23,722,065
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	11.28% (30 day USD SOFR Average + 6.00%)	#	12/25/2041	21,140,000	22,247,389
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.18% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	45,765,000	49,068,995
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	7.98% (30 day USD SOFR Average + 2.70%)	#	7/25/2043	9,700,000	10,035,913
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01 Class 1M2†	7.08% (30 day USD SOFR Average + 1.80%)	#	1/25/2044	7,525,000	7,620,872
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2B1†	8.063% (30 day USD SOFR Average + 2.80%)	#	3/25/2044	13,200,000	13,396,796

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.93% (30 day USD SOFR Average + 1.65%)	#	5/25/2044	$16,000,000	$16,091,235
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.495% (30 day USD SOFR Average + 4.21%)	#	7/25/2039	16,703,329	17,423,122
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.48% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	8,192,614	8,194,118
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.663% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	39,282,493	40,370,068
Great Wolf Trust Series 2024-WOLF Class A†	6.639% (1 mo. USD Term SOFR + 1.54%)	#	3/15/2039	26,070,000	26,054,298
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.188% (1 mo. USD Term SOFR + 2.09%)	#	3/15/2028	16,400,000	16,456,810
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	6.887% (1 mo. USD Term SOFR + 1.79%)	#	6/15/2034	24,710,000	24,783,033
HPLY Trust Series 2019-HIT Class A†	6.233% (1 mo. USD Term SOFR + 1.11%)	#	11/15/2036	3,909,453	3,906,011
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.912% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	41,665,000	8,993,832
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	6.704% (1 mo. USD Term SOFR + 1.62%)	#	6/15/2039	46,100,000	46,093,698
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.392% (1 mo. USD Term SOFR + 1.30%)	#	5/15/2039	14,330,000	13,956,176
MCR Mortgage Trust Series 2024-TWA Class A†	5.924%		6/12/2039	6,000,000	6,144,484

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NRTH Mortgage Trust Series 2024-PARK Class A†	6.738% (1 mo. USD Term SOFR + 1.64%)	#	3/15/2039	$36,178,000	$36,252,899
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	6.307% (1 mo. USD Term SOFR + 1.21%)	#	11/15/2038	15,280,000	14,851,524
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	6.488% (1 mo. USD Term SOFR + 1.39%)	#	5/15/2039	14,290,000	14,249,455
SHOW Trust Series 2022-BIZ Class A†	8.102% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	81,900,000	77,052,802
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.097% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	13,730,000	13,620,444
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(r)	6/25/2054	30,109,862	30,834,793
WB Commercial Mortgage Trust Series 2024-HQ Class A†	6.134%	#(r)	3/15/2040	32,720,000	33,182,265
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.788% (1 mo. USD Term SOFR + 1.69%)	#	8/15/2041	37,720,000	37,773,992
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,268,359,647)					1,232,435,264

	Dividend Rate			Shares

PREFERRED STOCKS 0.06%

Transportation Infrastructure 0.06%
ACBL Holdings Corp. (cost $5,126,725)	Zero Coupon			205,069	13,329,485
Total Long-Term Investments (cost $24,574,403,309)					24,834,307,401

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 2.81%

REPURCHASE AGREEMENTS 1.23%
Repurchase Agreement dated 9/30/2024, 4.880% due 10/1/2024 with Barclays Bank PLC collateralized by $18,481,300 of U.S. Treasury Bond at 4.250% due 8/15/2054; value: $19,023,469; proceeds: $18,645,527 (cost $18,643,000)	$18,643,000	$18,643,000
Repurchase Agreement dated 9/30/2024, 4.880% due 10/1/2024 with Barclays Bank PLC collateralized by $94,435,000 of U.S. Treasury Bond at 4.000% due 2/15/2034; value: $96,603,061; proceeds: $94,683,833 (cost $94,671,000)	94,671,000	94,671,000
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $104,989,300 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $100,661,900; proceeds: $98,694,675 (cost $98,688,096)	98,688,096	98,688,096
Repurchase Agreement dated 9/30/2024, 4.850% due 10/1/2024 with TD Securities collateralized by $67,711,100 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $61,924,490; proceeds: $60,694,176 (cost $60,686,000)	60,686,000	60,686,000
Total Repurchase Agreements (cost $272,688,096)		272,688,096

TIME DEPOSITS 0.16%
CitiBank N.A.(s) (cost $35,017,030)	35,017,030	35,017,030

	Shares

MONEY MARKET FUNDS 1.42%
Fidelity Government Portfolio(s) (cost $315,153,270)	315,153,270	315,153,270
Total Short-Term Investments (cost $622,858,396)		622,858,396
Total Investments in Securities 114.83% (cost $25,197,261,705)		25,457,165,797
Less Unfunded Loan Commitments (0.07%) (cost $15,103,278)		(15,103,278)
Net Investments in Securities 114.76% (cost $25,182,158,427)		25,442,062,519
Other Assets and Liabilities – Net(t) (14.76)%		(3,272,212,608)
Net Assets 100.00%		$22,169,849,911

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

BRL	Brazilian Real.
EUR	Euro.
GBP	British Pound.
PYG	Paraguay Guarani.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $13,222,837,932, which represents 59.64% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(h)	Defaulted (non-income producing security).
(i)	Amount is less than $1.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2024.
(k)	Interest Rate to be determined.
(l)	Security partially/fully unfunded.
(m)	Step Bond – Security with a predetermined schedule of interest rate changes.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Affiliated issuers (See Note 5).
(p)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At September 30, 2024, the value of restricted securities (excluding 144A issues) amounted to $77,339,587 or 0.35% of net assets.
(q)	Principal amount represents partnership interest.
(r)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(s)	Security was purchased with the cash collateral from loaned securities.
(t)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$60,151,898	$(16,844)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	29,848,102	(8,358	)(1)
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	200,000,000	(2,642,818)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000	(4,088,066)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	128,000,000	(7,594,591)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(14,350,677)

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
NSA	Non-seasonally adjusted.

(1)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $141,631, which includes upfront payment of $133,273. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Forward Foreign Currency Exchange Contracts at September 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Bank of America	11/12/2024	480,050,000	$314,821,591	$332,073,296	$17,251,705
Australian dollar	Buy	Goldman Sachs	11/12/2024	480,050,000	313,379,040	332,073,296	18,694,256
Canadian dollar	Buy	Morgan Stanley	11/22/2024	23,448,000	17,328,031	17,359,294	31,263
Canadian dollar	Buy	Morgan Stanley	11/22/2024	15,658,000	11,527,682	11,592,111	64,429
Canadian dollar	Buy	State Street Bank and Trust	11/22/2024	4,011,000	2,953,113	2,969,470	16,357
Euro	Buy	Bank of America	11/20/2024	11,171,000	12,368,339	12,459,707	91,368
Euro	Buy	State Street Bank and Trust	11/20/2024	9,623,000	10,709,629	10,733,127	23,498
Euro	Buy	State Street Bank and Trust	11/20/2024	20,750,000	23,104,272	23,143,758	39,486
Swedish krona	Buy	Barclays Bank plc	10/17/2024	51,713,000	4,822,694	5,095,593	272,899
Swedish krona	Buy	Morgan Stanley	10/17/2024	159,955,000	14,973,644	15,761,329	787,685
Canadian dollar	Sell	State Street Bank and Trust	11/22/2024	2,795,000	2,074,281	2,069,227	5,054
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$37,278,000

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	11/20/2024	2,278,000	$2,543,206	$2,540,794	$(2,412)
British pound	Sell	State Street Bank and Trust	12/6/2024	50,126,000	66,122,460	67,008,595	(886,135)
Canadian dollar	Sell	Bank of America	11/22/2024	26,565,000	19,592,169	19,666,907	(74,738)
Canadian dollar	Sell	State Street Bank and Trust	11/22/2024	99,825,000	72,903,810	73,903,595	(999,785)
Euro	Sell	State Street Bank and Trust	11/20/2024	116,359,000	128,634,875	129,782,385	(1,147,510)
Swedish krona	Sell	State Street Bank and Trust	10/17/2024	214,779,000	20,387,875	21,163,469	(775,594)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,886,174)

Futures Contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2024	3,132	Short	$(358,107,419)	$(357,928,875)	$178,544
U.S. 2-Year Treasury Note	December 2024	23,552	Long	4,893,277,070	4,904,520,012	11,242,942
U.S. Ultra Bond	December 2024	80	Short	(10,984,464)	(10,647,500)	336,964
Total Unrealized Appreciation on Futures Contracts						$11,758,450

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2024	22,372	Long	$2,459,905,662	$2,458,298,292	$(1,607,370)
U.S. Long Bond	December 2024	1,172	Short	(145,410,981)	(145,547,750)	(136,769)
Total Unrealized Depreciation on Futures Contracts						$(1,744,139)

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$546,154,182	$–		$546,154,182
Common Stocks
Aerospace & Defense	46,703,744	23,635,050	–		70,338,794
Air Freight & Logistics	11,162,822	37,460,991	–		48,623,813
Automobile Components	–	7,308,858	–		7,308,858
Electric-Generation	–	149,618	–		149,618
Interactive Media & Services	23,695,581	47,380,884	–		71,076,465
Miscellaneous Financials	–	4,477,726	–		4,477,726
Personal Care Products	–	8,151,278	–		8,151,278
Specialty Retail	–	–	45,493		45,493
Transportation Infrastructure	–	1,363,820	–		1,363,820
Remaining Industries	1,137,491,425	–	–		1,137,491,425
Corporate Bonds
Banks	–	1,395,180,735	1		1,395,180,736
Diversified Financial Services	–	707,823,940	–	(3)	707,823,940
Mining	–	409,976,970	–	(4)	409,976,970
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	13,938,488,244	–		13,938,488,244
Floating Rate Loans
Personal & Household Products	–	–	97,517		97,517
Remaining Industries	–	818,843,348	–		818,843,348
Less Unfunded Loan Commitments	–	(15,103,278)	–		(15,103,278)
Foreign Government Obligations	–	1,015,273,570	–		1,015,273,570
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	55,689,848	–		55,689,848
Government Sponsored Enterprises Pass-Throughs	–	3,221,543,691	–		3,221,543,691
Investments in Underlying Funds	–	77,339,587	–		77,339,587
Municipal Bonds	–	53,103,729	–		53,103,729
Non-Agency Commercial Mortgage-Backed Securities	–	1,232,435,264	–		1,232,435,264
Preferred Stocks	–	13,329,485	–		13,329,485
Short-Term Investments
Repurchase Agreements	–	272,688,096	–		272,688,096
Time Deposits	–	35,017,030	–		35,017,030
Money Market Funds	315,153,270	–	–		315,153,270
Total	$1,534,206,842	$23,907,712,666	$143,011		$25,442,062,519

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(14,350,677)	–	(14,350,677)
Forward Foreign Currency Exchange Contracts
Assets	–	37,278,000	–	37,278,000
Liabilities	–	(3,886,174)	–	(3,886,174)
Futures Contracts
Assets	11,758,450	–	–	11,758,450
Liabilities	(1,744,139)	–	–	(1,744,139)
Total	$10,014,311	$19,041,149	$–	$29,055,460

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.
(4)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

46	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund also invests in the Lord Abbett Private Credit Fund 1,L, (“PCF”) which is a limited partnership available only to the Fund and certain other investment companies managed by Lord Abbett.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF are valued at the most recent monthly net asset value (“NAV”). Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio

47

Notes to Schedule of Investments (unaudited)(continued)

investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

48

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the on the next business day. As with other extensions of credit, the may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2024, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received
$337,569,039	$350,170,300

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

The Fund’s investment in PCF is subject to restrictions on transfer and the Fund currently has no redemption rights. There will be no trading market for the Fund’s investments in the PCF. The Schedule of Investments lists the PCF as an investment as of period end, but does not include the underlying holdings of the PCF.

The Fund had the following transactions with the PCF during the period ended September 30, 2024:

Value at 12/31/2023	Contributions	Return of Capital	Net Realized Gain (Loss)	Appreciation (Depreciation)	Net Change in Value at 9/30/2024	Dividend Income
–	$78,263,939	$(1,194,097)	–	$269,745	$77,339,587	$3,365,132

49

QPHR-BOND-3Q
(11/24)